Loans (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Total short term loans	$ 8,180,428	$ 9,002,566
Total loans	15,475,312	9,031,747
Less: short term loans and current portion of long term loans	10,867,111	9,020,697
Less: unamortized debt issuance costs	158,312
Long term loans - due over one year	4,449,889	11,050
Bank of Qingdao, Yantai Branch [Member]
Short-term Debt [Line Items]
Total short term loans		1,536,948
Industrial and Commercial Bank of China, Yantai Economic Development Zone Branch [Member]
Short-term Debt [Line Items]
Total short term loans	4,362,748	4,610,845
Bank of China, Yantai Bonded Port Area Branch [Member]
Short-term Debt [Line Items]
Total short term loans	1,163,399	1,229,559
Huaxia Bank Co., Ltd., Yantai Xingfu Branch [Member]
Short-term Debt [Line Items]
Total short term loans	1,454,250	1,536,948
Qingdao Yikou Industrial Automation Equipment Co., Ltd. [Member]
Short-term Debt [Line Items]
Total short term loans	157,059
Qingdao Hongjiatai Machinery Engineering Co., Ltd. [Member]
Short-term Debt [Line Items]
Total short term loans	305,392
Yantai Guotai Investment Limited Company ("Yantai Guotai") [Member]
Short-term Debt [Line Items]
Total short term loans	727,125
Volkswagen Finance (China) Co., Ltd. [Member]
Short-term Debt [Line Items]
Total short term loans	10,455
eCapital (China) Leasing Co., Ltd. [Member]
Short-term Debt [Line Items]
Total short term loans		88,266
Bank of Qingdao, Yantai Branch One [Member]
Short-term Debt [Line Items]
Total loans	3,635,623
Qingdao Metro Finance Leasing Co., Ltd. One [Member]
Short-term Debt [Line Items]
Total loans	3,635,623
Volkswagen Finance (China) Co., Ltd. One [Member]
Short-term Debt [Line Items]
Total loans	$ 23,638	29,181
Qingdao Metro Finance Leasing Co., Ltd. [Member]
Short-term Debt [Line Items]
Total loans